Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HIGH INCOME BOND FUND INC
Prospectus Date	rr_ProspectusDate	May 31, 2013
Document Creation Date	dei_DocumentCreationDate	May 28, 2013